Commitments and Contingencies - Operating Lease Obligations Table (detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies [Abstract]
2013	$ 235
2014	169
2015	169
2016	169
2017	169
Thereafter	42
Total	$ 953